Long-Term Debt and Other Financial Liabilities, Squire Alpha Bank Loan Facility (Details) - Squire Alpha Bank Loan Facility [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment Prepayment	Dec. 31, 2020 USD ($)	Nov. 04, 2015 USD ($)
Senior Long-Term Debt [Abstract]
Face amount			$ 33,750
Maturity date	Dec. 31, 2022
Number of prepayments | Prepayment	2
Number of consecutive payment installments | Installment	11
Installment payment	$ 919
Balloon payment	14,975
Installment prepayment	$ 500
Amendment fee		$ 75
LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.50%